NOTE PAYABLE, RELATED PARTY (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE NOTES PAYABLE

Note payable, related party, consists of the following:

Issuance Date	Maturity Date	Interest Rate	Conversion Price (per share)		December 31, 2023	March 31, 2023
September 2022	September 2024	8%	$	N/A	$-	$27,000,000
Unamortized debt discount and deferred financing costs					-	(2,172,914)
					-	24,827,086
Less: current portion of note payable					-	24,827,086
Long-term note payable					$-	$-

Convertible notes payable consists of the following:

	Maturity	Interest	Conversion Price	As of March 31,
Issuance Date	Date	Rate	(per share)	2023	2022
April 2021	April 2024	8%	$ N/A	$27,000,000	$30,000,000
October 2017	October 2022	12%	$0.15	-	50,000
Total convertible notes payable				27,000,000	30,050,000
Unamortized debt discount and deferred financing costs				(2,172,914)	(20,151,230)
Subtotal				24,827,086	9,898,770
Less: current portion of convertible notes payable				24,827,086	9,898,770
Long-term convertible notes payable				$-	$-